BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Basic Value V.I. Fund

BlackRock Equity Dividend V.I. Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated June 7, 2021 to the Summary Prospectuses and the

Prospectuses of the Funds, each dated May 1, 2021, as supplemented to date

Effective June 8, 2021, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus for BlackRock Basic Value V.I. Fund entitled “Key Facts About BlackRock Basic Value V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock Basic Value V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Basic Value V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Joseph Wolfe	2017	Managing Director of BlackRock, Inc.
Tony DeSpirito	2019	Managing Director of BlackRock, Inc.
David Zhao	2019	Managing Director of BlackRock, Inc.

The section of the Summary Prospectus for BlackRock Equity Dividend V.I. Fund entitled “Key Facts About BlackRock Equity Dividend V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock Equity Dividend V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Equity Dividend V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Tony DeSpirito	2014	Managing Director of BlackRock, Inc.
David Zhao	2017	Managing Director of BlackRock, Inc.

The section of the Prospectus for BlackRock Basic Value V.I. Fund entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Joseph Wolfe, Tony DeSpirito and David Zhao are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus for BlackRock Equity Dividend V.I. Fund entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Tony DeSpirito and David Zhao are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The sections of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock Basic Value V.I. Fund” are deleted in their entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Joseph Wolfe	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2021; Director of BlackRock, Inc. from 2012 to 2020; Head of Quantitative Active Research at Northern Trust from 2005 to 2012.
Tony DeSpirito	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Managing Director of BlackRock, Inc. since 2014; Managing Principal, Portfolio Manager and Member of the Executive Committee of Pzena Investment Management from 2009 to 2014.
David Zhao	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Managing Director of BlackRock, Inc. since 2016; Global Equity Senior Research Analyst and Principal at Pzena Investment Management from 2006 to 2016.

The sections of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock Equity Dividend V.I. Fund” are deleted in their entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Tony DeSpirito	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2014; Managing Principal, Portfolio Manager and Member of the Executive Committee of Pzena Investment Management from 2009 to 2014.
David Zhao	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2016; Global Equity Senior Research Analyst and Principal at Pzena Investment Management from 2006 to 2016.

Shareholders should retain this Supplement for future reference.

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